Revenue	12 Months Ended
Dec. 31, 2012
Revenue
Revenue

16                                  Revenue

Revenue by product category is summarized as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cardiovascular and Cerebrovascular	800,979	779,846	755,164	121,212
Antibiotics	435,797	313,464	356,013	57,144
Anti-cancer	417,199	522,373	556,150	89,268
Anti-inflammatory drugs	219,550	185,441	202,767	32,546
Vaccine	62,947	222	241	39
Other medicines	204,626	239,201	212,631	34,130
Total revenue	2,141,098	2,040,547	2,082,966	334,339